Promissory Notes Issue, Government Bonds, Long-Term Notes Receivable And Other Assets - Additional Information (Detail) MXV in Thousands, $ in Thousands, $ in Thousands							2 Months Ended	11 Months Ended	12 Months Ended
	Nov. 20, 2020 MXN ($)	Nov. 19, 2020 USD ($)	Mar. 31, 2020 MXN ($)	Aug. 15, 2016 MXN ($)	Jun. 29, 2016 MXN ($)	Dec. 24, 2015 MXN ($)	Aug. 15, 2016 MXN ($)	Nov. 19, 2020 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 MXV	Dec. 31, 2020 MXV	Feb. 06, 2020
Disclosure of notes receivable government bonds and other long term assets [line items]
Notional amount													$ 1,250,000
Payment of promissory notes									$ 1,707,581,580	$ 1,151,962,147	$ 1,185,042,283
Interest rate																6.375%
Principal amount of debt										2,215,049,262			2,211,928,624
Borrowings										1,867,630,050		$ 85,379,662	1,757,412,281
Non-current loans and receivables										886,827		$ 79,981	1,646,290
Value added tax payables													833,473
Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Principal amount of debt								$ 128,786,611		95,597,610			83,401,120
Interest									$ 788,629	864,055
Borrowings								95,597,610		96,461,665			84,189,749
Fair value of the transferred assets										129,320,536			109,124,514
Fair value of associated financial liabilities										95,630,214			83,869,441
Fair value of transferred financial assets and associated financial liabilities, Net										$ 33,690,322			25,255,073
Government Bonds [Member] | Seventeen Series of Development Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity									2023 and 2026
Notional amount													$ 102,492,032	MXV 913,482
Government Bonds [Member] | Eighteen Series of Development Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity										2021 and 2026
Notional amount										$ 118,280,727					MXV 913,482
Government Bonds [Member] | Three Year Financing Arrangement [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity	November 24, 2023
Notional amount	$ 95,597,610
Interest rate	8.56275%
Mexican Government [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Payment of promissory notes											38,705,497
Repayments of principal											32,493,666
Repayments of interest											6,211,831
Interest income									$ 7,126,559	817,270
Financing income [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Promissory note additional interest amount											$ 614
Accrued interests								$ 7,097,040
Financing income [member] | Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income									$ 7,094,180	$ 2,103,099
SHCP [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Accrued interest rate						6.93%
Petroleos Mexicanos [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notes issued in advance payment						$ 50,000,000
Discounted value of promissory note					$ 184,230,586
Promissory notes exchange price				$ 47,000,000
Increase in equity					$ 135,439,612
Increase in convertible promissory notes							$ 1,209,026
Promissory note principle amount			$ 4,102,622
Promissory note interest amount			881,048
Payment of promissory notes			$ 4,983,670
Non-negotiable promissory note [member] | SHCP [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notes issued in advance payment						$ 50,000,000
New Mexican Government Local Bonds [Member] | Petroleos Mexicanos And SHCP [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Promissory notes exchange price		$ 128,656,192
Number Of Promissory Notes Exchanged		16